Material accounting policy information	12 Months Ended
Dec. 31, 2024
Material accounting policy information

2. Material accounting policy information

(a) Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were reviewed, approved, and authorized for issue by the Company’s Board of Directors on February 20, 2025.

(b) Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments, which have been measured at fair value. The consolidated financial statements are presented in United States dollars (“$”), which is also the functional currency of the Company and its four wholly owned subsidiaries.

(c) Principles of consolidation

These consolidated financial statements incorporate the accounts of the Company and its wholly owned subsidiaries: SilverStream SEZC (Cayman Islands), which in turn owns all of the shares of Vox Royalty Australia Pty Ltd. (Australia) and Vox Royalty Canada Ltd. (Ontario, Canada); and Vox Royalty USA Ltd. (Delaware, USA).

Subsidiaries are fully consolidated from the date the Company obtains control and continue to be consolidated until the date that control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions, revenues and expenses have been eliminated on consolidation.

(d) Foreign currency translation

In preparing the consolidated financial statements of the Company, transactions in currencies other than the functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. All foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the period end foreign exchange rates are recognized in the consolidated statements of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

(e) Provisions

Provisions are recorded when the Company has a present legal or constructive obligation as a result of past events, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The Company had no significant provisions as at December 31, 2024 and 2023.

(f) Royalty interests

Royalty interests consist of acquired royalty purchase agreements. These interests are recorded at cost and capitalized as tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

Project evaluation expenditures are recorded in the consolidated statements of loss and comprehensive loss when management determines not to proceed with the proposed acquisition of a royalty.

The major categories of the Company’s royalty interests are producing, advanced and exploration stages. Producing assets are those that have generated revenue from steady-state operations for the Company. Advanced assets are interests on projects that are not yet producing, but where in management’s view, the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Interests for producing and advanced assets are recorded at cost and capitalized in accordance with IAS 16, Property, Plant and Equipment. Management uses the following criteria in its assessment of technical feasibility and commercial viability: (i) geology: there is a known mineral deposit that contains mineral reserves or resources, or the project is adjacent to a mineral deposit that is already being mined or developed and there is sufficient geologic certainty of converting the deposit into mineral reserves or resources; and (ii) accessibility and authorization: there are no significant unresolved issues impacting the accessibility and authorization to develop or mine the mineral deposit, and social, environmental and governmental permits and approvals to develop or mine the mineral deposit appear obtainable. Exploration stage interests are accounted for in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources and are not depleted until such time as the technical feasibility and commercial viability have been established, at which point the value of the asset is categorized as being in the advanced stage.

Producing mineral royalty interests are depleted using the units-of-production method over the life of the property to which the interest relates. The life of the property is estimated using life of mine models specifically associated with the mineral royalty properties, which include proven and probable reserves and may include a portion of resources expected to be converted into reserves. Where life of mine models are not available, the Company uses publicly available statements of reserves and resources for the mineral royalty properties to estimate the life of the property and portion of resources that the Company expects to be converted into reserves. Where life of mine models and publicly available reserve and resource statements are not available, depletion is based on the Company’s best estimate of the ounces to be produced and delivered under the contract. The Company relies on information available to it under contracts with operators and/or public disclosures for information on reserves and resources from the operators of the producing mineral interests.

If the cost of a royalty interest includes contingent consideration, the contingent consideration is capitalized as part of the cost of the interest when the underlying obligating event has occurred.

(g) Impairment of royalty interests

Royalty interests are reviewed for impairment at each reporting date, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment is assessed at the level of cash-generating units (“CGUs”) which, in accordance with IAS 36, Impairment of Assets, are identified as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets. This is usually at the individual royalty level for each property from which cash inflows are generated.

An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value-in-use. The future cash flow expected is derived using estimates of proven and probable reserves, a portion of resources that is expected to be converted into reserves and information regarding the mineral, respectively, that could affect the future recoverability of the Company’s interests. Discount factors are determined individually for each asset and reflect their respective risk profiles. In certain circumstances, the Company may use a market approach in determining the recoverable amount, which may include an estimate of the following: (i) net present value of estimated future cash flows; (ii) dollar value per ounce or pound of reserve/resource; (iii) cash-flow multiples; and/or (iv) market capitalization of comparable assets. Impairment losses are charged to the royalty interest and are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the conditions that gave rise to the recognition of an impairment loss are subsequently reversed and the interest’s recoverable amount exceeds its carrying amount. Impairment losses can be reversed only to the extent that the recoverable amount does not exceed the carrying value that would have been determined had no impairment been recognized previously.

(h) Intangible assets

Intangible assets are measured on initial recognition at cost, which comprises their purchase price plus any directly attributable costs of preparing the asset for its intended use. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Amortization is provided on a straight-line basis over 10 years.

The asset’s residual values, useful lives and methods of amortization are reviewed at each reporting period and adjusted prospectively, if appropriate.

(i) Revenue recognition

Revenue comprises revenues directly earned from royalty interests. Revenue is measured at the fair value of the consideration received or receivable for the receipt of mineral royalties in the ordinary course of the Company’s activities.

For royalty interests, the commodities are either:

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Sold by the mine operator to its customers under contracts that are established for the mining property on which the royalty interest is held. The Company recognizes revenue from these sales when control over the commodity transfers from the mine operator to its customer. The transfer of control occurs when the mine operator delivers the commodity to the customer, and at that point, the risk and rewards of ownership transfer to the customer and the Company has an unconditional right to payment under the royalty agreement.

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Processed ore by the mine operator at the mining property on which the royalty is held. The Company recognizes revenue when the ore is processed. The transfer of control occurs when the mine operator delivers the quarterly royalty statement to the Company, and at that point, the Company has an unconditional right to payment under the royalty agreement.

Revenue from the royalty arrangement is measured at the transaction price agreed in the royalty arrangement with the operator of each mining property. The transaction price is typically either, (i) the percentage of gross revenues associated with the commodity sold to the mine operator’s customer, less contractually allowable costs, if any, per the terms of the royalty arrangement, or (ii) a specific dollar amount per tonne or ounce processed by the mine operator, per the terms of the royalty agreement.

In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

(j) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

The fair value of common shares issued for goods and services is based on the fair value of the goods or services received unless the fair value cannot be readily determined. If the fair value cannot be readily determined, the Company uses the market closing price on the date the shares are issued, while the fair value of share purchase warrants is estimated using the quoted market price or, if the warrants are not traded, using the Black-Scholes model (“BSM”) as of the date of issuance.

(k) Share-based compensation

The Company recognizes share-based compensation expense for share purchase options, restricted share units (“RSU”) and performance share units (“PSU”) granted to directors, officers, employees and consultants under the Company’s equity-based incentive plans. The Company maintains an omnibus long-term incentive plan dated June 8, 2023 (the “LTIP”), as well as a prior omnibus long-term incentive plan dated May 19, 2020 which remains in force only until all awards granted thereunder have been exercised or have expired (together with the LTIP, the “Plans”).

Share purchase options

The fair value of share purchase options is determined by using the BSM, with market related inputs as of the grant date. The BSM requires management to estimate the expected volatility, expected term, risk-free rate of return over the term, expected dividends and the number of equity instruments expected to ultimately vest. Volatility is estimated using the historic stock price of the Company and similar listed entities, the expected term is estimated using historical exercise data of the Company and similar listed entities, and the number of equity instruments expected to vest is estimated using historical forfeiture data.

The fair values of share purchase options at the date of grant are expensed over the vesting periods with a corresponding increase to equity. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

Restricted share units

The fair value of RSUs is determined by the market value of the underlying shares at the date of the grant. Under the Company’s Plans, the Board of Directors has the discretion to settle the vested RSUs in cash or equity. All RSU agreements entered into by the Board of Directors from the date of incorporation through December 31, 2024, do not give the Company or the holder the option to settle in cash and can only be equity settled. As the Company does not have a present obligation to settle the issued RSUs in cash, the RSUs issued have been treated as equity-settled instruments. The fair values of RSUs at the date of grant are expensed over the vesting periods with a corresponding increase to equity. At the end of each reporting period, the Company reassesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in equity.

Performance share units

The fair value of PSUs is determined by the market value of the underlying shares at the date of the grant. Under the Company’s Plans, the Board of Directors has the discretion to settle the vested PSUs in cash or equity. As at December 31, 2024 and 2023, there were no PSUs outstanding. In past periods, the fair values of PSUs at the date of grant were expensed over the vesting periods with a corresponding increase to other liabilities, as the number of common shares to be settled was not fixed.

(l) Cash and cash equivalents

Cash and cash equivalents consist of bank balances and short-term deposits held with banks with original maturities of three months or less. The Company did not have any cash equivalents as at December 31, 2024 and 2023.

(m) Basic and diluted income per share

The Company presents basic and diluted earnings or loss per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the earnings or loss of the Company by the weighted average number of common shares outstanding during the period, adjusted for shares held in escrow that are subject to contingent release based on conditions other than the passage of time.

Diluted EPS is determined by adjusting the earnings or loss and the weighted average number of common shares outstanding, adjusted for shares held in escrow that are subject to contingent release based on conditions other than the passage of time and for the effects of all dilutive potential common shares, which comprise share options granted and RSUs granted. Potential common shares that are considered anti-dilutive are excluded from the calculation of diluted income per share.

(n) Income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used are those that are substantively enacted at the reporting date.

Deferred income taxes are provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for accounting. The change in the net deferred income tax asset or liability is included in income or loss, except for deferred income taxes relating to equity items, which are recognized directly in equity. The income tax effects of differences in the periods when revenue and expenses are recognized in accordance with the Company’s accounting practices, and the periods they are recognized for income tax purposes are reflected as deferred income tax assets or liabilities. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates that are expected to apply to taxable income in the years in which the assets are realized or the liabilities settled. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available for utilization. Temporary differences arising on the initial recognition of assets or liabilities that affect neither accounting nor taxable profit are not recognized.

Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity and are intended to be settled on a net basis.

The determination of current and deferred taxes requires interpretations of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.

(o) Financial instruments

Financial assets and financial liabilities are recognized on the Company’s consolidated statements of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets:

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9, Financial Instruments (“IFRS 9”) are classified and measured as financial assets at fair value, as either fair value through profit and loss (“FVPL”) or fair value through other comprehensive loss (“FVOCI”), and financial assets at amortized cost, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement– financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the effective interest rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in the consolidated statements of loss and comprehensive loss. The Company measures cash and cash equivalents and accounts receivable at amortized cost.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expenses in the consolidated statements of loss and comprehensive loss. The Company measures investments at FVPL.

Subsequent measurement – financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive loss in the consolidated statements of loss and comprehensive loss. When the investment is sold, the cumulative gain or loss is not reclassified to profit or loss.

Dividends from such investments are recognized in other income (expenses) in the consolidated statements of loss and comprehensive loss when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Financial liabilities:

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL, as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company’s financial liabilities include accounts payable and accrued liabilities, which are measured at amortized cost. All financial liabilities are recognized initially at fair value.

Subsequent measurement– financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in other expenses in the consolidated statements of loss and comprehensive loss.

Subsequent measurement – financial liabilities at FVPL

Financial liabilities measured at FVPL include any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income (expenses) in the consolidated statements of loss and comprehensive loss. The Company measures other liabilities as a financial liability at FVPL.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income (expenses) in the consolidated statements of loss and comprehensive loss.

(p) Impairment

Financial assets

The Company recognizes loss allowances for expected credit losses (‘‘ECLs’’) on financial assets measured at amortized cost.

The Company applies the simplified approach permitted by IFRS 9 for receivables, which requires lifetime ECLs to be recognized from initial recognition of the receivables. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. In order to measure the ECLs, receivables have been grouped based on shared credit risk characteristics and the days past due.

Receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the Company, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on receivables are presented as net impairment losses within operating income. Subsequent recoveries of amounts previously written off are credited against the same line item.

Non-financial assets

The carrying amount of the Company’s long-lived non-financial assets, including interests and intangible assets, are reviewed at each reporting date to determine whether there are events or changes in circumstances that indicate an impairment. If any such indication exists, the asset’s recoverable amount is estimated.

The recoverable amount of an asset or CGU is the greater of its estimated value in use and its fair value less costs to sell. In estimating value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash flows of other assets or groups of assets. This is usually at the individual royalty interests level for each property from which independent cash flows are generated.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amount of the assets in the unit (group of units) on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, if no impairment loss had been recognized. Losses are recognized in profit or loss. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

(q) Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and that are reviewed regularly by the Company’s Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.

For the years ended December 31, 2024 and 2023, the Company operated in one reportable segment being the acquisition of royalty interests.

(r) Changes in accounting policies

Certain new accounting standards and interpretations have been published that were required to be adopted effective January 1, 2024. These standards did not have a material impact on the Company’s current or future reporting periods.

Amendments – IAS 1 Presentation of Financial Statements (Non-current Liabilities with Covenants)

Amendments made to IAS 1 in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is affected by the entity’s expectations or events after the reporting date (e.g., the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures includes the following:

-	the carrying amount of the liability;
-	information about the covenants; and
-	facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability. Terms of a liability that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instrument can only be ignored for the purpose of classifying the liability as current or non-current if the entity classifies the option as an equity instrument. However, conversion options that are classified as a liability must be considered when determining the current/non-current classification of a convertible note.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errorsand are effective for annual reporting periods beginning on or after January 1, 2024. These amendments did not have a significant impact on the consolidated financial statements.

(s) Recent accounting pronouncements

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The amendments have an effective date of later than December 31, 2024, with earlier application permitted.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18 was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard.